Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,644,901	$ 2,630,090
Accumulated amortization of intangible assets	1,582,020	1,466,155
Finite-Lived Intangible Assets, Net, Total	1,062,881	1,163,935
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	165,583	168,508
Accumulated amortization of intangible assets	107,620	101,197
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	909,615	880,764
Accumulated amortization of intangible assets	624,667	578,383
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,528,857	1,541,507
Accumulated amortization of intangible assets	816,464	756,463
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	40,846	39,311
Accumulated amortization of intangible assets	$ 33,269	$ 30,112